FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  10/31/10

Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, October 31, 2010 (unaudited)

Common Stocks and other	Equity Interests 93.8%
Gold and Diversified Resources	1.5%
OZ Minerals Ltd.		Australia	4,882,655	$7,488,910
aPanAust Ltd.		Australia	30,600,000	22,342,200
a,bPanAustLtd., 144A		Australia	11,600,000	8,469,592
Royal Gold Inc.		United States	440,000	21,784,400
				60,085,102
Gold Exploration and Development 25.4%
aAnatolia Minerals Development Ltd.		Canada	4,649,700	34,384,796
a,bAnatoliaMinerals Development Ltd., 144A		Canada	1,500,000	11,092,585
aAndean Resources Ltd.		Australia	500,000	3,094,351
a,bAndean Resources Ltd., 144A		Australia	4,994,500	30,909,469
aBanro Corp. (CAD Traded)		Canada	4,457,000	13,113,966
aBanro Corp. (USD Traded)		Canada	2,400,000	7,032,000
aBanro Corp., wts., 9/17/11		Canada	600,000	690,000
Bendigo Mining Ltd.		Australia	18,648,795	5,026,107
a,cChaliceGold Mines Ltd.		Australia	6,938,858	4,862,306
a,b,cChaliceGold Mines Ltd., 144A		Australia	24,133,150	16,910,961
aColossus Minerals Inc.		Canada	2,636,700	21,463,917
a,bColossusMinerals Inc., 144A		Canada	900,000	7,326,403
aEast Asia Minerals Corp.		Canada	2,500,000	17,163,594
aG-Resources Group Ltd.		Hong Kong	125,532,000	7,692,408
a,bG-Resources Group Ltd., 144A		Hong Kong	120,000,000	7,353,415
dGold Resource Corp., 144A		United States	1,000,000	18,641,850
a,b,cGranColombia Gold Corp., 144A		Canada	50,000,000	19,615,535
a,b,cGranColombia Gold Corp., wts., 144A, 8/24/15		Canada	25,000,000	4,903,884
aGreat Basin Gold Ltd.		Canada	16,500,000	46,282,856
a,cGuyanaGoldfields Inc.		Canada	4,607,600	50,025,629
a,b,cGuyanaGoldfields Inc., 144A		Canada	1,400,000	15,200,078
almperial Metals Corp.		Canada	900,000	21,890,938
aInternational Minerals Corp.		Canada	700,000	4,078,070
aIvanhoe Australia Ltd.		Australia	13,483,654	42,022,603
a,blvanhoeAustralia Ltd., wts., 144A, 9/20/11		Australia	3,096,394	1,153,156
alvanhoe Mines Ltd. (CAD Traded)		Canada	738,500	17,687,495
alvanhoe Mines Ltd. (USD Traded)		Canada	2,600,000	62,582,000
a,blvanhoeMines Ltd., 144A		Canada	553,800	13,263,825
aMAG Silver Corp.		Canada	1,200,000	9,992,154
aNautilus Minerals Inc.		Canada	3,711,450	6,952,599
a,bNautilusMinerals Inc., 144A		Canada	1,278,000	2,394,056
a,cNevsun Resources Ltd.		Canada	9,827,000	55,997,322
a,b,cNevsunResources Ltd., 144A		Canada	18,500,000	105,418,792
aOsisko Mining Corp.		Canada	3,725,140	51,660,925
a,bOsiskoMining Corp., 144A		Canada	6,021,400	83,505,881
a,cRatelGold Ltd.		Canada	4,224,136	4,640,087
a,b,cRatelGold Ltd., 144A		Canada	4,400,000	4,833,268
a,bRed5 Ltd., 144A		Australia	15,909,280	3,040,419
a,cRomarcoMinerals Inc.		Canada	20,606,400	54,971,958
a,b,cRomarcoMinerals Inc., 144A		Canada	9,800,000	26,143,586
a,b,cRomarcoMinerals Inc., wts., 144A, 3/03/11		Canada	4,000,000	8,316,987
aSandfire Resources NL		Australia	5,778,195	45,359,989
a,bSandfireResources NL, 144A		Australia	598,300	4,696,775
a,bTorex Gold Resources Inc., 144A		Canada	10,000,000	13,436,642
a,bTorexGold Resources Inc., wts., 144A, 11/12/11		Canada	3,750,000	1,471,165
				988,296,802
Long Life Gold Mines 45.7%
African Barrick Gold Ltd.		United Kingdom	5,631,400	49,221,510
Agnico-Eagle Mines Ltd.		Canada	720,000	55,864,800
Alamos Gold Inc.		Canada	1,486,900	23,026,825
bAlamos Gold Inc., 144A		Canada	400,000	6,194,586
AngloGold Ashanti Ltd., ADR		South Africa	3,874,023	182,505,223
Barrick Gold Corp.		Canada	2,856,283	137,358,649

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Franklin Gold and Precious Metals Fund

Statement of Investments, October 31,2010 (unaudited) (continued)

aCentamin Egypt Ltd.	Australia	10,500,000	29,658,690
a,bCentaminEgypt Ltd., 144A	Australia	23,945,200	67,636,501
Centerra Gold Inc.	Canada	3,821,100	76,264,599
bCenterra Gold Inc., 144A	Canada	5,218,400	104,153,040
a,eCGAMining Ltd.	Australia	20,574,000	60,333,719
a,b,eCGAMining Ltd., 144A	Australia	3,750,000	10,996,960
a,bChinaGold International Resources Corp. Ltd., 144A	Canada	1,495,000	7,360,632
Eldorado Gold Corp.	Canada	2,595,000	43,954,149
Eldorado Gold Corp., IDR	Canada	2,117,500	35,818,916
Gold Fields Ltd.	South Africa	697,191	10,908,194
Gold Fields Ltd., ADR	South Africa	2,954,528	46,592,907
Goldcorp Inc. (CAD Traded)	Canada	1,260,625	56,305,279
Goldcorp Inc. (USD Traded)	Canada	1,664,865	74,236,330
aGoldcorp Inc., wts., 6/09/11	Canada	9,125	41,347
Harmony Gold Mining Co. Ltd.	South Africa	652,140	7,464,943
Kingsgate Consolidated Ltd.	Australia	1,557,550	15,310,563
Kinross Gold Corp.	Canada	5,135,794	92,430,189
aKinross Gold Corp., wts., 9/17/14	Canada	90,189	370,628
aMineral Deposits Ltd.	Australia	8,696,185	9,801,101
Newcrest Mining Ltd.	Australia	7,326,523	286,927,141
Newcrest Mining Ltd., ADR	Australia	244,733	9,642,480
Newmont Mining Corp.	United States	1,235,614	75,211,824
Randgold Resources Ltd., ADR	United Kingdom	2,085,275	195,849,028
aSEMAFO Inc.	Canada	875,000	10,504,119
			1,781,944,872
Medium Life Gold Mines 8.2%
a,eAlliedGold Ltd. (AUD Traded)	Australia	11,080,259	4,940,939
a,eAlliedGold Ltd. (CAD traded)	Australia	2,220,680	980,096
a,eAlliedGold Ltd. (GBP Traded)	Australia	6,769,814	2,955,882
a,b,eAlliedGold Ltd., 144A	Australia	45,000,000	19,860,730
a,bAurizonMines Ltd., 144A	Canada	1,000,000	6,688,898
Compania de Minas Buenaventura SA	Peru	201,186	10,675,762
Compania de Minas Buenaventura SA, ADR	Peru	813,703	43,158,807
aGammon Gold Inc.	Canada	1,814,500	12,403,948
aGolden Star Resources Ltd.	Canada	1,600,000	8,395,449
IAMGOLD Corp. (CAD Traded)	Canada	1,072,000	19,566,418
IAMGOLD Corp. (USD Traded)	Canada	2,260,000	41,312,800
aNew Gold Inc.	Canada	1,700,000	12,588,270
a,bPrimeroMining Corp., 144A	Canada	2,600,000	15,045,116
a,bPrimeroMining Corp., 144A, wts., 7/20/15	Canada	1,040,000	1,917,615
a,bRealGold Mining Ltd., 144A	Hong Kong	2,207,000	3,940,512
aSan Gold Corp.	Canada	1,500,000	4,751,863
a,bSanGold Corp., 144A	Canada	5,000,000	15,839,545
a,eSt.Barbara Ltd.	Australia	86,461,382	35,165,638
a,b,eSt.Barbara Ltd., 144A	Australia	33,536,676	13,640,062
Yamana Gold Inc.	Canada	1,829,193	20,129,017
bYamana Gold Inc., 144A	Canada	2,300,000	25,309,925
			319,267,292
Platinum & Palladium 9.1%
aAnglo Platinum Ltd.	South Africa	974,656	96,404,180
Aquarius Platinum Ltd.	South Africa	3,600,000	20,800,416
aEastern Platinum Ltd.	Canada	23,783,024	43,386,058
Impala Platinum Holdings Ltd.	South Africa	3,425,000	96,791,459
Impala Platinum Holdings Ltd., ADR	South Africa	1,542,400	43,804,160
aLonmin PLC	United Kingdom	460,000	12,891,143
aMvelaphanda Resources Ltd.	South Africa	2,650,000	17,322,981
a,eplatinum Group Metals Ltd.	Canada	4,500,000	10,698,261
a,b,eplatinumGroup Metals Ltd., 144A	Canada	7,776,000	13,622,571
			355,721,229
Silver Mines 3.9%
Fresnillo PLC	United Kingdom	3,436,100	68,820,783
aHecla Mining Co.	United States	1,000,000	6,890,000

Franklin Gold and Precious Metals Fund
Statement of Investments, October 31,2010 (unaudited) (continued)

Hochschild Mining PLC		United Kingdom	3,600,000		27,814,644
'Silver Wheaton Corp.		Canada	950,000		27,312,500
'Tahoe Resources Inc.		Canada	351,000		3,442,526
',bTahoe Resources Inc., 144A		Canada	1,836,800		18,014,908
					152,295,361
Total Common Stocks and other Equity Interests (Cost $1,668,774,530)					3,657,610,658

Convertible Bonds	(Cost $1,491,202) 0.1%
Non-Energy Minerals	0.1%
bFirst Uranium Corp., cvt., senior secured note, 144A, 7.00%, 3/31/13		Canada	1,500,000	CAD	1,305,659
Total Investments	before Short Term Investments (Cost $1,670,265,732)				3,658,916,317

Short Term Investments (Cost $238,364,882) 6.1%
Money Market Funds	6.1%
','Institutional Fiduciary Trust Money Market Portfolio, 0.00%		United States	238,364,882		238,364,882
Total Investments	(Cost $1,908,630,614) 100.0%				3,897,281,199
other Assets, less Liabilities O.O%t					1,377,265
Net Assets 100.0%					$3,898,658,464

tRounds to less than 0.1% of net assets.

'Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2010, the aggregate value of these securities was $722,766,734 representing 18.54% of net assets.

 c See Note 5 regarding holdings of 5% voting securities.

d See Note 4 regarding restricted securities.

'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Gold and Precious Metals Fund

Notes to Statement

of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments			$2,457,218,136

Unrealized	appreciation		$2,003,740,944
Unrealized	depreciation		(563,677,881)
Net unrealized appreciation		(depreciation)	$1,440,063,063

4. RESTRICTED SECURITIES

At October 31, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended October 31, 2010, were as shown below.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 28, 2010

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 28, 2010